Intangible Assets (Details 2) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure Intangible Assets Details 2Abstract
2020	$ 229,377
2021	229,377
2022	229,377
2023	229,377
2024	229,377
Thereafter	407,718
Intellectual Property, Net	$ 1,554,603	$ 1,783,980